Fair Value Measurements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Mar. 06, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share Price						$ 10.00
Fair value of the derivative liabilities	$ 7,290	$ 109,000	$ 3,771	$ 1,800,000
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share Price	$ 0.98		$ 0.98		$ 4.00
Exercise Price	$ 58.20		$ 58.20		$ 58.20
Term			1 year 8 months 12 days		2 years 4 months 24 days
Risk Free Interest Rate			3.90%		4.60%
Volatility Rate			86.00%		82.00%
Derivative liability - Conversion Option on Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share Price					$ 69.80
Derivative Liability Conversion Option [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term					5 months
Risk Free Interest Rate					5.38%
Volatility Rate					91.00%